                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08283

Morgan Stanley Multi-Asset Class Fund - Domestic Portfolio
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: September 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY MULTI-ASSET CLASS FUND -- DOMESTIC PORTFOLIO (FORMERLY MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO)* PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

* THE FUND'S NAME CHANGED EFFECTIVE AUGUST 1, 2005

FUND REPORT
For the year ended September 30, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED SEPTEMBER 30, 2005

                                                      LIPPER
                                         S&P        FLEXIBLE
                                      500(R)       PORTFOLIO
CLASS A  CLASS B  CLASS C  CLASS D  INDEX(1)  FUNDS INDEX(2)
  15.21%   14.32%   14.47%   15.58%    12.24%          12.41%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

For the 12-month period ended September 30, 2005, equity markets posted double-digit returns, with a total return of 12.2 percent for the S&P 500(R) Index. The bulk of the equity returns over the period were realized in a strong fourth-quarter rally in 2004, when the S&P 500(R) advanced 9.2 percent. In the first three quarters of 2005, however, the markets slowed their pace but managed to eke out modest gains. The dominant themes over the period were persistently high energy prices, continued unrest in the Middle East, growing inflation pressures, and the continuation of the tightening cycle that the Federal Open Market Committee (the Fed) began in June of 2004.

For the annual reporting period, energy was the dominant sector leader across the market capitalization spectrum. Large-cap energy stocks surged 48.5 percent on a total return basis, while small and mid-cap energy companies rose even further. Strong global demand and widespread speculation pushed oil prices to new highs. The price per barrel of crude oil soared over the period, spiking to new heights as hurricanes ravaged the Gulf of Mexico in late summer of 2005.

Beyond energy, equity sector returns were largely positive across market caps. Driven by attractive dividend yields and boosted by high oil and natural gas prices, utilities were the second best performing sector over the period. Within the S&P 500(R) Index, only the telecommunication services and materials sectors posted negative returns for the period. Higher interest rates squeezed profit margins for the financials sector, which underperformed the broader market.

The Fed continued to raise the federal funds target rate at a "measured" pace of 25 basis points per meeting. After eight hikes during the period, the federal funds rate stood at 3.75 percent at the end of September 2005. Although Fed policy was consistent and transparent, the bond market nevertheless experienced significant volatility over the period. The yield on the 10-year Treasury reached a high of 4.6 percent in March and a low of 3.8 percent in June, ending the period just 20 basis points higher than the start of the period. Yields on short term instruments continued to rise, and the yield curve flattened substantially over the period.

PERFORMANCE ANALYSIS

AT ITS APRIL 2005 MEETING, THE BOARD OF TRUSTEES OF THE FUND APPROVED A NAME CHANGE FOR THE MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO TO THE MORGAN STANLEY MULTI-ASSET CLASS FUND -- DOMESTIC PORTFOLIO.

The Morgan Stanley Multi-Asset Class Fund -- Domestic Portfolio outperformed both the S&P 500(R) Index and the Lipper FlexibLE Portfolio Funds Index for the 12 months ended September 30, 2005, assuming no deduction of applicable sales charges. The Fund focused on several key themes, including the persistence of small and mid-cap outperformance, rising interest rates, and strength in global markets. The Fund adjusts its position within underlying style, size, and sector funds in order to gain exposure to strategies associated with its themes and to maximize total returns.

Relative to its peers and its benchmark, the Morgan Stanley Multi-Asset Class Fund -- Domestic Portfolio held a significant position in underlying funds with exposure to small and mid-cap stocks. Over the period, roughly 20 percent of the Fund was comprised of the Morgan Stanley Special Growth Fund, the Morgan Stanley Developing Growth Securities Trust and the Morgan Stanley Equally-Weighted S&P 500 Fund, all of which have a bias toward smaller-capitalization stocks. As the Fed continued raising rates at a measured pace, the Fund gradually reduced its weightings in both the Morgan Stanley Real Estate Fund and the Morgan Stanley Financial Services Trust, which have primary exposure to interest rate-sensitive sectors. Towards the end of the period, the Fund began increasing its allocation to the Morgan Stanley Global Advantage Fund in order to capitalize on the strong fundamentals and broad strength of international markets.

Other notable changes in the period included a reduction in exposure to health care and biotechnology. Headline risk, modest product pipelines, and a contrarian view on the sector contributed to the Fund's decision to trim its allocation. The Fund took advantage of a buying opportunity late in the second quarter of 2005 to raise its convertible securities allocation. Even with this higher allocation to fixed income securities, the Multi-Asset Class Fund -- Domestic Portfolio continued to maintain a strong overweight position in equities relative to bonds.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP FIVE FUNDS

Morgan Stanley S&P 500 Index Fund               11.4%
Morgan Stanley Equally-Weighted S&P 500 Fund    10.9
Morgan Stanley Value Fund                       10.7
Morgan Stanley Information Fund                  9.8
Morgan Stanley Dividend Growth Securities Inc.   8.7

DATA AS OF SEPTEMBER 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP FIVE FUNDS ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE MULTI-ASSET CLASS FUND -- DOMESTIC PORTFOLIO NORMALLY INVESTS AT LEAST 80 PERCENT OF ITS ASSETS IN SHARES OF THE UNDERLYING MORGAN STANLEY FUNDS INTENDED TO GIVE THE FUND BROAD EXPOSURE TO THE EQUITY AND FIXED-INCOME MARKETS. AT ANY TIME THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY ADD OR SUBSTITUTE UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST. IN DECIDING HOW TO ALLOCATE THE FUND'S ASSETS AMONG THE SELECTED UNDERLYING FUNDS, THE INVESTMENT ADVISER CONSIDERS ITS OUTLOOK FOR THE GLOBAL ECONOMY AND FINANCIAL MARKETS, AND THE RELATIVE MARKET VALUATIONS OF THE UNDERLYING FUNDS. THE FUND NORMALLY EXPECTS TO INVEST BETWEEN 50 PERCENT AND 100 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS WHICH INVEST PRIMARILY IN EQUITY SECURITIES AND BETWEEN 0 PERCENT AND 50 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS WHICH INVEST PRIMARILY IN FIXED-INCOME SECURITIES. THERE ARE NO MINIMUM OR MAXIMUM PERCENTAGES IN WHICH THE FUND MUST INVEST IN ANY UNDERLYING FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT

($ IN THOUSANDS)

               CLASS A++   CLASS B++   CLASS C++   CLASS D++    S&P 500(R)(1)    LIPPER(2)
Nov 25, 1997   $   9,475   $  10,000   $  10,000   $  10,000      $  10,000     $  10,000
Dec 31, 1997   $   9,635   $  10,169   $  10,169   $  10,169      $  10,227     $  10,179
Mar 31, 1998   $  10,539   $  11,113   $  11,103   $  11,134      $  11,654     $  11,098
Jun 30, 1998   $  10,435   $  10,973   $  10,973   $  11,023      $  12,038     $  11,269
Sep 30, 1998   $   9,254   $   9,717   $   9,717   $   9,787      $  10,841     $  10,457
Dec 31, 1998   $  10,795   $  11,309   $  11,314   $  11,424      $  13,149     $  11,860
Mar 31, 1999   $  11,046   $  11,551   $  11,598   $  11,699      $  13,804     $  12,048
Jun 30, 1999   $  11,848   $  12,371   $  12,417   $  12,559      $  14,777     $  12,539
Sep 30, 1999   $  11,567   $  12,045   $  12,102   $  12,262      $  13,854     $  12,072
Dec 31, 1999   $  13,022   $  13,537   $  13,596   $  13,809      $  15,915     $  13,025
Mar 31, 2000   $  13,191   $  13,689   $  13,749   $  14,000      $  16,280     $  13,347
Jun 30, 2000   $  13,034   $  13,502   $  13,561   $  13,833      $  15,848     $  13,162
Sep 30, 2000   $  13,899   $  14,368   $  14,430   $  14,762      $  15,693     $  13,359
Dec 31, 2000   $  13,417   $  13,837   $  13,898   $  14,250      $  14,465     $  12,941
Mar 31, 2001   $  11,932   $  12,285   $  12,339   $  12,686      $  12,750     $  11,879
Jun 30, 2001   $  12,959   $  13,324   $  13,383   $  13,790      $  13,496     $  12,380
Sep 30, 2001   $  10,112   $  10,374   $  10,420   $  10,767      $  11,515     $  11,141
Dec 31, 2001   $  12,092   $  12,380   $  12,437   $  12,876      $  12,747     $  12,008
Mar 31, 2002   $  11,805   $  12,072   $  12,127   $  12,584      $  12,783     $  12,007
Jun 30, 2002   $  10,420   $  10,633   $  10,684   $  11,122      $  11,071     $  10,972
Sep 30, 2002   $   8,349   $   8,502   $   8,545   $   8,916      $   9,158     $   9,684
Dec 31, 2002   $   8,848   $   9,002   $   9,034   $   9,461      $   9,931     $  10,242
Mar 31, 2003   $   8,648   $   8,771   $   8,815   $   9,249      $   9,619     $  10,030
Jun 30, 2003   $  10,121   $  10,248   $  10,297   $  10,830      $  11,099     $  11,239
Sep 30, 2003   $  10,732   $  10,839   $  10,890   $  11,481      $  11,393     $  11,533
Dec 31, 2003   $  11,818   $  11,930   $  11,973   $  12,664      $  12,780     $  12,601
Mar 31, 2004   $  12,167   $  12,251   $  12,308   $  13,036      $  12,996     $  12,899
Jun 30, 2004   $  12,279   $  12,341   $  12,385   $  13,155      $  13,220     $  12,885
Sep 30, 2004   $  12,229   $  12,264   $  12,308   $  13,116      $  12,973     $  12,804
Dec 31, 2004   $  13,484   $  13,493   $  13,547   $  14,472      $  14,171     $  13,798
Mar 31, 2005   $  12,992   $  12,978   $  13,044   $  13,961      $  13,866     $  13,588
Jun 30, 2005   $  13,396   $  13,351   $  13,418   $  14,392      $  14,056     $  13,748
Sep 30, 2005   $  14,090   $  14,020   $  14,089   $  15,159      $  14,561     $  14,393

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2005

                  CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES^
                 (SINCE 11/25/97)     (SINCE 11/25/97)     (SINCE 11/25/97)    (SINCE 11/25/97)
SYMBOL                      MAFAX                MAFBX                MAFCX               MAFDX
1 YEAR                      15.21%(3)            14.32%(3)            14.47%(3)           15.58%(3)
                             9.16(4)              9.32(4)             13.47(4)               --
5 YEARS                      0.27(3)             (0.49)(3)            (0.48)(3)            0.53(3)
                            (0.80)(4)            (0.85)(4)            (0.48)(4)              --
SINCE INCEPTION              5.19(3)              4.40(3)              4.47(3)             5.44(3)
                             4.47(4)              4.40(4)              4.47(4)               --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^    CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/05 - 09/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          04/01/05 -
                                                                     04/01/05          09/30/05            09/30/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (8.45% return)                                              $    1,000.00     $    1,084.50          $  1.31
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,023.82          $  1.27

CLASS B
Actual (8.04% return)                                              $    1,000.00     $    1,080.40          $  5.22
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,020.05          $  5.06

CLASS C
Actual (8.01% return)                                              $    1,000.00     $    1,080.10          $  5.21
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,020.05          $  5.06

CLASS D
Actual (8.58% return)                                              $    1,000.00     $    1,085.80          $  0.00
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,025.07          $  0.00

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.25%, 1.00%, 1.00% AND 0.00% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE EXPENSE RATIOS WOULD HAVE BEEN 0.79%, 1.54%, 1.54% AND 0.54% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the three- and five-year periods, but better for the one-year period. The Board discussed with the Adviser the reasons for the improvement. The Board concluded that the overall performance was satisfactory in view of the improvement during the most recent year.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement and the total expense ratio of the Fund. The Board noted that the Fund was not paying any management fee and did not incur expenses, other than brokerage and 12b-1 fees, during the periods measured in the Lipper Report since the Adviser had agreed to waive all fees and assume all expenses, excluding brokerage and 12b-1 fees, until April 30, 2006. The Board concluded that the management fee arrangement at this time was satisfactory.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund's assets were small. The Board concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the Adviser made no profit from its operation of the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE PORTFOLIO'S
NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its #obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY MULTI-ASSET CLASS FUND -- DOMESTIC PORTFOLIO

PORTFOLIO OF INVESTMENT - SEPTEMBER 30, 2005

NUMBER OF
  SHARES                                                                        VALUE
-----------------------------------------------------------------------------------------
              COMMON STOCKS (99.4%)
              INVESTMENT TRUSTS/MUTUAL FUNDS (99.4%)
   70,187     Morgan Stanley Aggressive Equity Fund*                         $    774,166
   27,594     Morgan Stanley Biotechnology Fund*                                  453,106
   76,521     Morgan Stanley Capital Opportunities Trust*                       1,329,931
  120,314     Morgan Stanley Convertible Securities Trust                       1,980,364
  101,835     Morgan Stanley Developing Growth Securities Trust*                2,622,257
   95,998     Morgan Stanley Dividend Growth Securities Inc.                    3,434,798
  108,791     Morgan Stanley Equally-Weighted S&P 500 Fund                      4,304,860
   33,589     Morgan Stanley Financial Services Trust*                            496,457
  210,550     Morgan Stanley Global Advantage Fund*                             1,903,380
  143,422     Morgan Stanley Growth Fund*                                       2,000,740
   22,065     Morgan Stanley Health Sciences Trust*                               429,821
   99,940     Morgan Stanley Income Builder Fund                                1,173,295
  367,472     Morgan Stanley Information Fund*                                  3,836,404
  103,110     Morgan Stanley Nasdaq-100 Index Fund*                               948,613
   29,970     Morgan Stanley Natural Resource Development Securities Inc.*        800,810
   52,529     Morgan Stanley Real Estate Fund                                     997,005
  332,652     Morgan Stanley S&P 500 Index Fund                                 4,494,129
   92,204     Morgan Stanley Special Growth Fund*                               1,766,622
   85,658     Morgan Stanley U. S. Government Securities Trust                    780,342
   22,220     Morgan Stanley Utilities Fund                                       351,738
  313,923     Morgan Stanley Value Fund                                         4,219,123
                                                                             ------------
              TOTAL COMMON STOCKS (COST $32,082,977)                           39,097,961
                                                                             ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                    VALUE
------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (1.0%)
              REPURCHASE AGREEMENT
$     386     Joint repurchase agreement account 3.825% due 10/03/05
               (dated 09/30/05; proceeds $386,123) (a) (COST $386,000)                    $    386,000
                                                                                          ------------
              TOTAL INVESTMENTS (COST $32,468,977) (b)                       100.4%         39,483,961
              LIABILITIES IN EXCESS OF OTHER ASSETS                           (0.4)           (147,268)
                                                                             -----        ------------
              NET ASSETS                                                     100.0%       $ 39,336,693
                                                                             =====        ============

----------
  *   NON-INCOME PRODUCING SECURITY.
  (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $32,768,367. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $7,171,495 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $455,901, RESULTING IN NET UNREALIZED APPRECIATION OF $6,715,594.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MULTI-ASSET CLASS FUND -- DOMESTIC PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS:
Investments in securities, at value
 (cost $32,468,977)                             $   39,483,961
Cash                                                    43,303
Receivable for:
 Investments sold                                      946,680
 Shares of beneficial interest sold                     18,822
Prepaid expenses and other assets                       26,980
Receivable from affiliate                                1,788
                                                --------------
    TOTAL ASSETS                                    40,521,534
                                                --------------
LIABILITIES:
Payable for:
 Investments purchased                               1,096,552
 Shares of beneficial interest redeemed                 33,158
 Distribution fee                                       26,581
 Transfer agent fee                                      6,022
Accrued expenses and other payables                     22,528
                                                --------------
    TOTAL LIABILITIES                                1,184,841
                                                --------------
    NET ASSETS                                  $   39,336,693
                                                ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                 $   38,186,730
Net unrealized appreciation                          7,014,984
Accumulated undistributed net
 investment income                                     150,642
Accumulated net realized loss                       (6,015,663)
                                                --------------
    NET ASSETS                                  $   39,336,693
                                                ==============
CLASS A SHARES:
Net Assets                                      $    8,462,109
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                           757,581
    NET ASSET VALUE PER SHARE                   $        11.17
                                                ==============
    MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET
      ASSET VALUE)                              $        11.79
                                                ==============
CLASS B SHARES:
Net Assets                                      $   25,735,733
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                         2,362,237
    NET ASSET VALUE PER SHARE                   $        10.89
                                                ==============
CLASS C SHARES:
Net Assets                                      $    4,446,741
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                           407,123
    NET ASSET VALUE PER SHARE                   $        10.92
                                                ==============
CLASS D SHARES:
Net Assets                                      $      692,110
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                            61,477
    NET ASSET VALUE PER SHARE                   $        11.26
                                                ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

NET INVESTMENT INCOME:
INCOME
Dividends                                       $      618,936
Interest                                                 7,167
                                                --------------
    TOTAL INCOME                                       626,103
                                                --------------
EXPENSES
Distribution fee (Class A shares)                       11,585
Distribution fee (Class B shares)                      302,207
Distribution fee (Class C shares)                       41,916
Shareholder reports and notices                         74,573
Transfer agent fees and expenses                        67,633
Professional fees                                       55,223
Registration fees                                       42,522
Custodian fees                                           3,395
Other                                                    7,857
                                                --------------
    TOTAL EXPENSES                                     606,911
Less: amounts waived/reimbursed                       (251,203)
                                                --------------
    NET EXPENSES                                       355,708
                                                --------------
    NET INVESTMENT INCOME                              270,395
                                                --------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                      550,516
Capital gain distributions received                    786,304
                                                --------------
    NET REALIZED GAIN                                1,336,820
                                                --------------
NET CHANGE IN UNREALIZED APPRECIATION                3,753,230
                                                --------------
    NET GAIN                                         5,090,050
                                                --------------
NET INCREASE                                    $    5,360,445
                                                ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR         FOR THE YEAR
                                                                                  ENDED                ENDED
                                                                            SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
                                                                            ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $      270,395       $          822
Net realized gain                                                                  1,336,820            1,902,121
Net change in unrealized appreciation                                              3,753,230            1,748,826
                                                                              --------------       --------------

    NET INCREASE                                                                   5,360,445            3,651,769
                                                                              --------------       --------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                       (22,825)                  --
Class B shares                                                                       (87,702)                  --
Class C shares                                                                        (4,678)                  --
Class D shares                                                                        (4,548)                  --
                                                                              --------------       --------------

    TOTAL DIVIDENDS                                                                 (119,753)                  --
                                                                              --------------       --------------

Net increase (decrease) from transactions in shares of beneficial interest        (4,766,662)           9,823,966
                                                                              --------------       --------------

    NET INCREASE                                                                     474,030           13,475,735

NET ASSETS:
Beginning of period                                                               38,862,663           25,386,928
                                                                              --------------       --------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$150,642 AND $822, RESPECTIVELY)                                              $   39,336,693       $   38,862,663
                                                                              ==============       ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MULTI-ASSET CLASS FUND -- DOMESTIC PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Multi-Asset Class Fund -- Domestic Portfolio (the "Fund"), formerly Morgan Stanley Fund of Funds -- Domestic Portfolio, (the Fund's name changed effective August 1, 2005) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Adviser") (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund's investment objective is to maximize total investment return. The Fund was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements.

The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Pursuant to an Investment Advisory Agreement, the Fund pays no investment advisory fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the advisory or sub-advisory fees to the Investment Adviser and/or Sub-Advisers or Adviser of the Underlying Funds.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays no administration fee. However, the Fund through its investments in the Underlying Funds, will pay its pro rata share of the administration fee to the Administrator.

The Investment Adviser agreed to assume all operating expenses (except for brokerage and 12b-1 fees) until April 30, 2006. At September 30, 2005, included in the Statements of Assets and Liabilities is a receivable from an affiliate which represent expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,710,889 at September 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.95%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $58,351 and $1,286, respectively and received $18,218 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2005 aggregated $4,749,637 and $8,647,272, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

                                               FOR THE YEAR                        FOR THE YEAR
                                                  ENDED                               ENDED
                                            SEPTEMBER 30, 2005                  SEPTEMBER 30, 2004
                                     --------------------------------    --------------------------------
                                         SHARES            AMOUNT            SHARES            AMOUNT
                                     --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                         80,674    $      857,579           169,650    $    1,603,045
Conversion from Class B                     587,622         5,936,471                --                --
Reinvestment of dividends                     2,046            21,874                --                --
Redeemed                                   (106,287)       (1,136,265)          (79,710)         (761,520)
                                     --------------    --------------    --------------    --------------
Net increase -- Class A                     564,055         5,679,659            89,940           841,525
                                     --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                        459,041         4,661,249         1,660,602        15,444,499
Conversion to Class A                      (600,804)       (5,936,471)               --                --
Reinvestment of dividends                     7,564            79,269                --                --
Redeemed                                   (887,262)       (9,055,258)         (859,474)       (7,998,992)
                                     --------------    --------------    --------------    --------------
Net increase (decrease) -- Class B       (1,021,461)      (10,251,211)          801,128         7,445,507
                                     --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                         95,068           965,554           279,197         2,567,087
Reinvestment of dividends                       395             4,148                --                --
Redeemed                                   (139,876)       (1,438,752)         (138,060)       (1,293,226)
                                     --------------    --------------    --------------    --------------
Net increase (decrease) -- Class C          (44,413)         (469,050)          141,137         1,273,861
                                     --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                         40,412           417,085            49,710           482,507
Reinvestment of dividends                       399             4,293                --                --
Redeemed                                    (14,137)         (147,438)          (23,014)         (219,434)
                                     --------------    --------------    --------------    --------------
Net increase -- Class D                      26,674           273,940            26,696           263,073
                                     --------------    --------------    --------------    --------------
Net increase (decrease) in Fund            (475,145)   $   (4,766,662)        1,058,901    $    9,823,966
                                     ==============    ==============    ==============    ==============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                 FOR THE YEAR          FOR THE YEAR
                                                     ENDED                ENDED
                                              SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
                                              ------------------   ------------------
Ordinary income                               $          119,753                   --
                                              ==================   ==================

As of September 30, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                    $    150,642
Undistributed long-term gains                              --
                                                 ------------
Net accumulated earnings                              150,642
Capital loss carryforward*                         (5,716,273)
Net unrealized appreciation                         6,715,594
                                                 ------------
Total accumulated earnings                       $  1,149,963
                                                 ============

*During the year ended September 30, 2005, the Fund utilized $1,336,820 of its net capital loss carryforward. As of September 30, 2005, the Fund had a net capital loss carryforward of $5,716,273 which will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2005, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to recharacterization of distributions received from an Underlying Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,219, accumulated undistributed net investment income was charged $822 and accumulated net realized loss was credited $2,041.

7. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY MULTI-ASSET CLASS FUND -- DOMESTIC PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------------------------------------------
                                                        2005           2004          2003          2002           2001
                                                     ----------     ----------    ----------    ----------     ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.80     $     8.60    $     6.69    $     8.17     $    12.37
                                                     ----------     ----------    ----------    ----------     ----------
Income (loss) from investment operations:
  Net investment income++                                  0.14           0.06          0.01          0.05           0.11
  Net realized and unrealized gain (loss)                  1.35           1.14          1.90         (1.45)         (3.21)
                                                     ----------     ----------    ----------    ----------     ----------
Total income (loss) from investment operations             1.49           1.20          1.91         (1.40)         (3.10)
                                                     ----------     ----------    ----------    ----------     ----------
Less dividends and distributions from:
  Net investment income                                   (0.12)             -             -         (0.08)         (0.31)
  Net realized gain                                           -              -             -             -          (0.79)
                                                     ----------     ----------    ----------    ----------     ----------
Total dividends and distributions                         (0.12)             -             -         (0.08)         (1.10)
                                                     ----------     ----------    ----------    ----------     ----------

Net asset value, end of period                       $    11.17     $     9.80    $     8.60    $     6.69     $     8.17
                                                     ==========     ==========    ==========    ==========     ==========

TOTAL RETURN+                                             15.21%         13.95%        28.55%       (17.44)%       (27.24)%

RATIOS TO AVERAGE NET ASSETS(1)(2)(3):
Expenses                                                   0.24%          0.24%         0.23%         0.24%          0.23%
Net investment income                                      1.33%          0.72%         0.16%         0.50%          0.91%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    8,462     $    1,896    $      890    $      846     $      976
Portfolio turnover rate                                      12%            46%           87%          163%           177%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                           EXPENSE        NET INVESTMENT
                     PERIOD ENDED:          RATIO       INCOME (LOSS) RATIO
                  ------------------       -------      -------------------
                  SEPTEMBER 30, 2005         0.87%              0.70%
                  SEPTEMBER 30, 2004         0.64               0.32
                  SEPTEMBER 30, 2003         0.67              (0.28)
                  SEPTEMBER 30, 2002         0.63               0.11
                  SEPTEMBER 30, 2001         0.57               0.57

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------------------------------------------
                                                        2005           2004          2003          2002           2001
                                                     ----------     ----------    ----------    ----------     ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.55     $     8.44    $     6.62    $     8.09     $    12.28
                                                     ----------     ----------    ----------    ----------     ----------
Income (loss) from investment operations:
  Net investment income (loss)++                           0.07           0.00         (0.05)        (0.02)          0.01
  Net realized and unrealized gain (loss)                  1.30           1.11          1.87         (1.44)         (3.16)
                                                     ----------     ----------    ----------    ----------     ----------
Total income (loss) from investment operations             1.37           1.11          1.82         (1.46)         (3.15)
                                                     ----------     ----------    ----------    ----------     ----------
Less dividends and distributions from:
  Net investment income                                   (0.03)             -             -         (0.01)         (0.25)
  Net realized gain                                           -              -             -             -          (0.79)
                                                     ----------     ----------    ----------    ----------     ----------
Total dividends and distributions                         (0.03)             -             -         (0.01)         (1.04)
                                                     ----------     ----------    ----------    ----------     ----------

Net asset value, end of period                       $    10.89     $     9.55    $     8.44    $     6.62     $     8.09
                                                     ==========     ==========    ==========    ==========     ==========

TOTAL RETURN+                                             14.32%         13.15%        27.49%       (18.05)%       (27.79)%

RATIOS TO AVERAGE NET ASSETS(1)(2)(3):
Expenses                                                   1.00%          1.00%         1.00%         1.00%          1.00%
Net investment income (loss)                               0.57%         (0.04)%       (0.61)%       (0.26)%         0.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   25,736     $   32,309    $   21,804    $   18,474     $   26,364
Portfolio turnover rate                                      12%            46%           87%          163%           177%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE       NET INVESTMENT
                    PERIOD ENDED:          RATIO          LOSS RATIO
                 ------------------       -------       --------------
                 SEPTEMBER 30, 2005         1.63%           (0.06)%
                 SEPTEMBER 30, 2004         1.40            (0.44)
                 SEPTEMBER 30, 2003         1.44            (1.05)
                 SEPTEMBER 30, 2002         1.39            (0.65)
                 SEPTEMBER 30, 2001         1.34            (0.20)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------------------------------------------
                                                        2005           2004          2003          2002           2001
                                                     ----------     ----------    ----------    ----------     ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.55     $     8.45    $     6.63    $     8.08     $    12.29
                                                     ----------     ----------    ----------    ----------     ----------
Income (loss) from investment operations:
  Net investment income (loss)++                           0.06           0.00         (0.05)        (0.02)          0.01
  Net realized and unrealized gain (loss)                  1.32           1.10          1.87         (1.42)         (3.17)
                                                     ----------     ----------    ----------    ----------     ----------
Total income (loss) from investment operations             1.38           1.10          1.82         (1.44)         (3.16)
                                                     ----------     ----------    ----------    ----------     ----------
Less dividends and distributions from:
  Net investment income                                   (0.01)             -             -         (0.01)         (0.26)
  Net realized gain                                           -              -             -             -          (0.79)
                                                     ----------     ----------    ----------    ----------     ----------
Total dividends and distributions                         (0.01)             -             -         (0.01)         (1.05)
                                                     ----------     ----------    ----------    ----------     ----------

Net asset value, end of period                       $    10.92     $     9.55    $     8.45    $     6.63     $     8.08
                                                     ==========     ==========    ==========    ==========     ==========

TOTAL RETURN+                                             14.47%         13.02%        27.45%       (18.00)%       (27.79)%

RATIOS TO AVERAGE NET ASSETS(1)(2)(3):
Expenses                                                   0.95%          1.00%         1.00%         1.00%          1.00%
Net investment income (loss)                               0.62%         (0.04)%       (0.61)%       (0.26)%         0.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    4,447     $    4,314    $    2,623    $    2,218     $    2,643
Portfolio turnover rate                                      12%            46%           87%          163%           177%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE       NET INVESTMENT
                    PERIOD ENDED:          RATIO          LOSS RATIO
                 ------------------       -------       --------------
                 SEPTEMBER 30, 2005         1.58%           (0.01)%
                 SEPTEMBER 30, 2004         1.40            (0.44)
                 SEPTEMBER 30, 2003         1.44            (1.05)
                 SEPTEMBER 30, 2002         1.39            (0.65)
                 SEPTEMBER 30, 2001         1.34            (0.20)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------------------------------------------
                                                        2005           2004          2003          2002           2001
                                                     ----------     ----------    ----------    ----------     ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     9.87     $     8.64    $     6.71    $     8.19     $    12.39
                                                     ----------     ----------    ----------    ----------     ----------
Income (loss) from investment operations:
  Net investment income++                                  0.15           0.09          0.03          0.07           0.13
  Net realized and unrealized gain (loss)                  1.38           1.14          1.90         (1.45)         (3.21)
                                                     ----------     ----------    ----------    ----------     ----------
Total income (loss) from investment operations             1.53           1.23          1.93         (1.38)         (3.08)
                                                     ----------     ----------    ----------    ----------     ----------
Less dividends and distributions from:
  Net investment income                                   (0.14)             -             -         (0.10)         (0.33)
  Net realized gain                                           -              -             -             -          (0.79)
                                                     ----------     ----------    ----------    ----------     ----------
Total dividends and distributions                         (0.14)             -             -         (0.10)         (1.12)
                                                     ----------     ----------    ----------    ----------     ----------

Net asset value, end of period                       $    11.26     $     9.87    $     8.64    $     6.71     $     8.19
                                                     ==========     ==========    ==========    ==========     ==========

TOTAL RETURN+                                             15.58%         14.24%        28.76%       (17.18)%       (27.07)%

RATIOS TO AVERAGE NET ASSETS(1)(2)(3):
Expenses                                                      -%             -%            -%            -%             -%
Net investment income                                      1.57%          0.96%         0.39%         0.74%          1.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $      692     $      344    $       70    $      100     $       93
Portfolio turnover rate                                      12%            46%           87%          163%           177%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE        NET INVESTMENT
                    PERIOD ENDED:          RATIO       INCOME (LOSS) RATIO
                 ------------------       -------      -------------------
                 SEPTEMBER 30, 2005         0.63%              0.94%
                 SEPTEMBER 30, 2004         0.40               0.56
                 SEPTEMBER 30, 2003         0.44              (0.05)
                 SEPTEMBER 30, 2002         0.39               0.35
                 SEPTEMBER 30, 2001         0.34               0.80

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MULTI-ASSET CLASS FUND -- DOMESTIC PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY MULTI-ASSET CLASS FUND -- DOMESTIC PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Multi-Asset Class Fund -- Domestic Portfolio, formerly Morgan Stanley Fund of Funds -- Domestic Portfolio (the "Fund"), including the portfolio of investments, as of September 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Multi-Asset Class Fund -- Domestic Portfolio as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 21, 2005

MORGAN STANLEY MULTI-ASSET CLASS FUND -- DOMESTIC PORTFOLIO
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND
                                         POSITION(S)   OFFICE AND                               COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN       OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***      HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Michael Bozic (64)                       Trustee      Since         Private Investor;        197            Director of various
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of                  business organizations.
Counsel to the Independent Trustees                                 the Retail Funds (since
1177 Avenue of the Americas                                         April 1994) and the
New York, NY 10036                                                  Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice Chairman
                                                                    of Kmart Corporation
                                                                    (December 1998-
                                                                    October 2000), Chairman
                                                                    and Chief Executive
                                                                    Officer of Levitz
                                                                    Furniture Corporation
                                                                    (November 1995-
                                                                    November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief
                                                                    Executive Officer,
                                                                    President and Chief
                                                                    Operating Officer
                                                                    (1987-1991) of the
                                                                    Sears Merchandise Group
                                                                    of Sears, Roebuck & Co.

Edwin J. Garn (73)                       Trustee      Since         Consultant; Director or  197            Director of Franklin
1031 N. Chartwell Court                               January 1993  Trustee of the Retail                   Covey (time management
Salt Lake City, UT 84103                                            Funds (since                            systems), BMW Bank of
                                                                    January 1993) and the                   North America, Inc.
                                                                    Institutional Funds                     (industrial loan
                                                                    (since July 2003);                      corporation), Escrow
                                                                    member of the Utah                      Bank USA (industrial
                                                                    Regional Advisory Board                 loan corporation),
                                                                    of Pacific Corp.                        United Space Alliance
                                                                    (utility company);                      (joint venture between
                                                                    formerly Managing                       Lockheed Martin and the
                                                                    Director of Summit                      Boeing Company) and
                                                                    Ventures LLC                            Nuskin Asia Pacific
                                                                    (2000-2004) (lobbying                   (multilevel marketing);
                                                                    and consulting firm);                   member of the board of
                                                                    United States Senator                   various civic and
                                                                    (R-Utah) (1974-1992)                    charitable
                                                                    and Chairman, Senate                    organizations.
                                                                    Banking Committee
                                                                    (1980-1986), Mayor of
                                                                    Salt Lake City, Utah
                                                                    (1971-1974), Astronaut,
                                                                    Space Shuttle Discovery
                                                                    (April 12-19, 1985), and
                                                                    Vice Chairman, Huntsman
                                                                    Corporation (chemical
                                                                    company).

Wayne E. Hedien (71)                     Trustee      Since         Retired; Director or     197            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                   Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds (since                            mortgage insurance);
1177 Avenue of the Americas                                         September 1997) and the                 Trustee and Vice
New York, NY 10036                                                  Institutional Funds                     Chairman of The Field
                                                                    (since July 2003);                      Museum of Natural
                                                                    formerly associated                     History; director of
                                                                    with the Allstate                       various other business
                                                                    Companies (1966-1994),                  and charitable
                                                                    most recently as                        organizations.
                                                                    Chairman of The
                                                                    Allstate Corporation
                                                                    (March 1993-
                                                                    December 1994) and
                                                                    Chairman and Chief
                                                                    Executive Officer of
                                                                    its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company
                                                                    (July 1989-December 1994).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND
                                         POSITION(S)   OFFICE AND                               COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN       OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***      HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Dr. Manuel H. Johnson (56)               Trustee      Since         Senior Partner, Johnson  197            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                         July 1991     Smick International,                    (home construction);
888 16th Street, NW                                                 Inc., a consulting                      Director of KFX Energy;
Suite 740                                                           firm; Chairman of the                   Director of RBS
Washington, D.C. 20006                                              Audit Committee and                     Greenwich Capital
                                                                    Director or Trustee of                  Holdings (financial
                                                                    the Retail Funds (since                 holding company).
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2003);
                                                                    Co-Chairman and a
                                                                    founder of the Group of
                                                                    Seven Council (G7C), an
                                                                    international economic
                                                                    commission; formerly
                                                                    Vice Chairman of the
                                                                    Board of Governors of
                                                                    the Federal Reserve
                                                                    System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

Joseph J. Kearns (63)                    Trustee      Since         President, Kearns&       198            Director of Electro Rent
c/o Kearns & Associates LLC                           July 2003     Associates LLC                          Corporation (equipment
PMB754                                                              (investment                             leasing), The Ford
23852 Pacific Coast Highway                                         consulting); Deputy                     Family Foundation, and
Malibu, CA 90265                                                    Chairman of the Audit                   the UCLA Foundation.
                                                                    Committee and Director
                                                                    or Trustee of the
                                                                    Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Chairman of
                                                                    the Audit Committee of
                                                                    the Institutional Funds
                                                                    (October 2001-
                                                                    July 2003); formerly CFO
                                                                    of the J. Paul Getty
                                                                    Trust.

Michael E. Nugent (69)                   Trustee      Since         General Partner of       197            None
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital, L.P.,
445 Park Avenue                                                     a private investment
New York, NY 10022                                                  partnership; Chairman
                                                                    of the Insurance
                                                                    Committee and Director
                                                                    or Trustee of the
                                                                    Retail Funds (since
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice
                                                                    President, Bankers
                                                                    Trust Company and BT
                                                                    Capital Corporation
                                                                    (1984-1988).

Fergus Reid (73)                         Trustee      Since         Chairman of Lumelite     198            Trustee and Director of
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                   certain investment
85 Charles Colman Blvd.                                             Chairman of the                         companies in the
Pawling, NY 12564                                                   Governance Committee                    JPMorgan Funds complex
                                                                    and Director or Trustee                 managed by J.P. Morgan
                                                                    of the Retail Funds                     Investment Management
                                                                    (since July 2003) and                   Inc.
                                                                    the Institutional Funds
                                                                    (since June 1992).

INTERESTED TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND
                                         POSITION(S)   OFFICE AND                               COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN       OTHER DIRECTORSHIPS
           INTERESTED TRUSTEE            REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***      HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Charles A. Fiumefreddo (72)              Chairman of  Since         Chairman and Director    197            None
c/o Morgan Stanley Trust                 the Board    July 1991     or Trustee of the
Harborside Financial Center,             and Trustee                Retail Funds (since
Plaza Two,                                                          July 1991) and the
Jersey City, NJ 07311                                               Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Chief
                                                                    Executive Officer of
                                                                    the Retail Funds (until
                                                                    September 2002).

James F. Higgins (57)                    Trustee      Since         Director or Trustee of   197            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                 Financial, Inc. and The
Harborside Financial Center,                                        June 2000) and the                      Equitable Life Assurance
Plaza Two,                                                          Institutional Funds                     Society of the United
Jersey City, NJ 07311                                               (since July 2003);                      States (financial
                                                                    Senior Advisor of                       services).
                                                                    Morgan Stanley (since
                                                                    August 2000); Director
                                                                    of the Distributor and
                                                                    Dean Witter Realty
                                                                    Inc.; previously
                                                                    President and Chief
                                                                    Operating Officer of
                                                                    the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August 2000),
                                                                    and President and Chief
                                                                    Operating Officer of
                                                                    Individual Securities
                                                                    of Morgan Stanley
                                                                    (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").

 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                               TERM OF
                                           POSITION(S)       OFFICE AND
        NAME, AGE AND ADDRESS OF            HELD WITH         LENGTH OF
          EXECUTIVE OFFICER                REGISTRANT        TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------------  --------------   ------------------    ----------------------------------------------------
Ronald E. Robison (66)                   President        Since May 2003        President (since September 2005) and Principal
1221 Avenue of the Americas              and                                    Executive Officer of funds in the Fund Complex
New York, NY 10020                       Principal                              (since May 2003); Managing Director of Morgan
                                         Executive                              Stanley & Co. Incorporated and Morgan Stanley;
                                         Officer                                Managing Director and Director of Morgan Stanley
                                                                                Investment Management Inc., Morgan Stanley
                                                                                Distribution Inc. and Morgan Stanley Distributors
                                                                                Inc.; Managing Director, Chief Administrative
                                                                                Officer and Director of Morgan Stanley Investment
                                                                                Advisors Inc. and Morgan Stanley Services Company
                                                                                Inc.; Chief Executive Officer and Director of Morgan
                                                                                Stanley Trust; Director of Morgan Stanley SICAV
                                                                                (since May 2004); President (since September 2005)
                                                                                and Principal Executive Officer (since May 2003) of
                                                                                the Van Kampen Funds; previously, Executive Vice
                                                                                President (July 2003-September 2005) of funds in the
                                                                                Fund Complex and the Van Kampen Funds. He was also
                                                                                previously President and Director of the
                                                                                Institutional Funds (March 2001-July 2003), Chief
                                                                                Global Operations Officer of Morgan Stanley
                                                                                Investment Management Inc. and Chief Executive
                                                                                Officer and Chairman of Van Kampen Investor
                                                                                Services.

Joseph J. McAlinden (62)                 Vice President   Since July 1995       Managing Director and Chief Investment Officer of
1221 Avenue of the Americas                                                     the Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                              Management Inc.; Chief Investment Officer of the Van
                                                                                Kampen Funds; Vice President of the Institutional
                                                                                Funds (since July 2003) and the Retail Funds (since
                                                                                July 1995).

Barry Fink (50)                          Vice President   Since February 1997   General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                                                     Director (since December 2000) of Morgan Stanley
New York, NY 10020                                                              Investment Management; Managing Director (since
                                                                                December 2000), Secretary (since February 1997) and
                                                                                Director of the Investment Adviser and the
                                                                                Administrator; Vice President of the Retail Funds;
                                                                                Assistant Secretary of Morgan Stanley DW; Vice
                                                                                President of the Institutional Funds (since
                                                                                July 2003); Managing Director, Secretary and
                                                                                Director of the Distributor; previously Secretary
                                                                                (February 1997-July 2003) and General Counsel
                                                                                (February 1997-April 2004) of the Retail Funds;
                                                                                Vice President and Assistant General Counsel of the
                                                                                Investment Adviser and the Administrator
                                                                                (February 1997-December 2001).

Amy R. Doberman (43)                     Vice President   Since July 2004       Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                     Investment Management; Managing Director of Morgan
New York, NY 10020                                                              Stanley Investment Management Inc. and the
                                                                                Investment Adviser, Vice President of the
                                                                                Institutional and Retail Funds (since July 2004);
                                                                                Vice President of the Van Kampen Funds (since August
                                                                                2004); previously, Managing Director and General
                                                                                Counsel - Americas, UBS Global Asset Management
                                                                                (July 2000-July 2004) and General Counsel, Aeltus
                                                                                Investment Management, Inc. (January 1997-July
                                                                                2000).

Carsten Otto (41)                        Chief            Since October 2004    Executive Director and U.S. Director of Compliance
1221 Avenue of the Americas              Compliance                             for Morgan Stanley Investment Management (since
New York, NY 10020                       Officer                                October 2004); Executive Director of the Investment
                                                                                Adviser and Morgan Stanley Investment Management
                                                                                Inc.; formerly Assistant Secretary and Assistant
                                                                                General Counsel of the Morgan Stanley Retail Funds.

                                                               TERM OF
                                           POSITION(S)       OFFICE AND
        NAME, AGE AND ADDRESS OF            HELD WITH         LENGTH OF
          EXECUTIVE OFFICER                REGISTRANT        TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------------  --------------   ------------------    ----------------------------------------------------
Stefanie V. Chang (38)                   Vice President   Since July 2003       Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                     Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                              Inc. and the Investment Adviser; Vice President of
                                                                                the Institutional Funds (since December 1997) and
                                                                                the Retail Funds (since July 2003); formerly
                                                                                practiced law with the New York law firm of Rogers &
                                                                                Wells (now Clifford Chance US LLP).

Francis J. Smith (40)                    Treasurer and    Treasurer since       Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust                 Chief            July 2003 and         Administration (since December 2001); previously,
Harborside Financial Center,             Financial        Chief Financial       Vice President of the Retail Funds
Plaza Two,                               Officer          Officer since         (September 2002-July 2003); Vice President of the
Jersey City, NJ 07311                                     September 2002        Investment Adviser and the Administrator
                                                                                (August 2000-November 2001).

Thomas F. Caloia (59)                    Vice President   Since July 2003       Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                        Assistant Treasurer of the Investment Adviser, the
Harborside Financial Center,                                                    Distributor and the Administrator; previously
Plaza Two,                                                                      Treasurer of the Retail Funds (April 1989-July
Jersey City, NJ 07311                                                           2003); formerly First Vice President of the
                                                                                Investment Adviser, the Distributor and the
                                                                                Administrator.

Mary E. Mullin (38)                      Secretary        Since July 2003       Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                     Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                              Inc. and the Investment Adviser; Secretary of the
                                                                                Institutional Funds (since June 1999) and the Retail
                                                                                Funds (since July 2003); formerly practiced law with
                                                                                the New York law firms of McDermott, Will & Emery
                                                                                and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

      During the fiscal year ended September 30, 2005, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended September 30, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

      Of the Fund's ordinary dividends paid during the fiscal year, 3.78% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                     36016RPT-RA05-00946P-Y09/05

[GRAPHIC]


MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                       MULTI-ASSET CLASS FUND --
                                                              DOMESTIC PORTFOLIO


                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2005


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)    Not applicable.

     (3)    Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

         2005

                                          REGISTRANT         COVERED ENTITIES(1)
           AUDIT FEES                     $ 10,563           N/A

           NON-AUDIT FEES
                AUDIT-RELATED FEES        $    540(2)        $  (2)
                TAX FEES                  $  5,824(3)        $  (4)
                ALL OTHER FEES            $      -           $ -
           TOTAL NON-AUDIT FEES           $  6,364           $

           TOTAL                          $ 16,927           $

         2004

                                          REGISTRANT         COVERED ENTITIES(1)
           AUDIT FEES                     $ 10,064           N/A

           NON-AUDIT FEES
                AUDIT-RELATED FEES        $    452(2)        $ 5,067,400(2)
                TAX FEES                  $  5,215(3)        $   545,053(4)
                ALL OTHER FEES            $      -           $         -(5)
           TOTAL NON-AUDIT FEES           $  5,667           $ 5,612,453

           TOTAL                          $ 15,731           $ 5,612,453

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-Asset Fund - Domestic Portfolio

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005